SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2017
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2016	2017	2017
			US$’000
Assets
Current assets:
Cash and cash equivalents	374,036	556,604	85,548
Short-term investments	—	129,911	19,967
Other current assets	173	37,030	5,691

Total current assets	374,209	723,545	111,206
Other assets	—	32,916	5,059
Investment in subsidiaries	5,512,131	10,302,818	1,583,514
Long-term investments	45,640	780,272	119,926

Total assets	5,931,980	11,839,551	1,819,705

Liabilities and equity
Current liabilities:
Short-term debt	298,291	130,815	20,106
Amount due to related parties	222,402	312,871	48,087
Accrued expenses and other current liabilities	11,687	35,395	5,439

Total current liabilities	532,380	479,081	73,632

Long-term debt	—	4,921,774	756,463

Total liabilities	532,380	5,400,855	830,095

Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 281,379,130 and 294,040,234 shares issued as of December 31, 2016 and 2017, and 278,282,366 and 280,518,358 shares outstanding as of December 31, 2016 and 2017, respectively)	204	212	33
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2016 and 2017, respectively)	(107,331)	(107,331)	(16,496)
Additional paid-in capital	3,699,056	3,624,135	557,019
Retained earnings	1,812,174	2,753,715	423,238
Accumulated other comprehensive (loss) income	(4,503)	167,965	25,816

Total equity	5,399,600	6,438,696	989,610

Total liabilities and equity	5,931,980	11,839,551	1,819,705

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in thousands, unless otherwise stated)

	Years Ended December 31,
	2015	2016	2017	2017
				US$’000
Operating costs and expenses:
Selling and marketing expenses	157	—	—	—
General and administrative expenses	59,236	60,075	68,720	10,561

Total operating costs and expenses	59,393	60,075	68,720	10,561

Loss from operations	(59,393)	(60,075)	(68,720)	(10,561)
Interest income	30	273	1,606	247
Interest expense	3,198	10,453	86,570	13,306
Foreign exchange gain (loss)	7,477	14,750	(14,382)	(2,210)
Other income, net	2,488	69,919	43,666	6,711
Income in investment in subsidiaries	489,196	790,201	1,361,602	209,274

Net income attributable to China Lodging Group, Limited	436,600	804,615	1,237,202	190,155

Other comprehensive income
Unrealized securities holding gains, net of tax of 7,151, (1,810) and (7,965) for 2015, 2016 and 2017	68,069	16,449	868	133
Reclassification of realized gains to net income, net of tax	—	(67,921)	(5,282)	(812)
Foreign currency translation adjustments, net of tax of nil for 2015, 2016 and 2017	3,535	(12,627)	176,882	27,186

Comprehensive income	508,204	740,516	1,409,670	216,662

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	Years Ended December 31,
	2015	2016	2017	2017
				US$’000
Operating activities:
Net income	436,600	804,615	1,237,202	190,155
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	52,535	55,436	66,367	10,200
Income in investment in subsidiaries	(489,196)	(790,201)	(1,361,602)	(209,274)
Investment income	—	(51,123)	(40,822)	(6,274)
Amortization of issuance cost of convertible notes	—	—	2,598	399
Changes in operating assets and liabilities:
Deferred revenue	(364)	—	—	—
Other current assets	2,312	776	(25,946)	(3,988)
Other assets	—	—	(32,916)	(5,059)
Salary and welfare payable	(86)	(25)	—	—
Accrued expenses and other current liabilities	15,463	(16,618)	23,710	3,644

Net cash provided by (used in) operating activities	17,264	2,860	(131,409)	(20,197)

Investing activities:
Investment in subsidiaries	(168,709)	—	(3,251,346)	(499,723)
Receipt of investment in subsidiaries	—	236,238	—	—
Purchase of long-term investments	—	(47,859)	(760,215)	(116,843)
Proceeds from sale of long-term investments	—	3,845	58,264	8,955
Purchase of short-term investments	(271,630)	—	(95,802)	(14,724)
Proceeds from sale of short-term investment	—	337,189	—	—

Net cash (used in) provided by investing activities	(440,339)	529,413	(4,049,099)	(622,335)

Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	22,619	12,206	9,073	1,394
Payment of share repurchase	(107,331)	—	—	—
Proceeds of advances from subsidiaries	222,403	—	90,468	13,905
Proceeds from short-term bank borrowings	489,376	281,719	135,488	20,824
Repayment of short-term bank borrowings	(183,516)	(332,555)	(293,677)	(45,137)
Proceeds from long-term bank borrowings	—	—	3,633,174	558,409
Repayment of long-term bank borrowings	—	—	(1,650,917)	(253,741)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option	—	—	2,925,203	449,595
Debt financing costs paid	—	—	(9,763)	(1,501)
Proceeds from ADS lending	—	—	7	1
Dividends paid	—	(276,261)	(306,343)	(47,084)

Net cash provided by (used in) financing activities	443,551	(314,891)	4,532,713	696,665

Effect of exchange rate changes on cash and cash equivalents	5,800	35,629	(169,637)	(26,073)

Net increase in cash and cash equivalents	26,276	253,011	182,568	28,060
Cash and cash equivalents at the beginning of the year	94,749	121,025	374,036	57,488

Cash and cash equivalents at the end of the year	121,025	374,036	556,604	85,548

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2017, there are no material contingencies, mandatory dividend, and significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.